FINANCIAL INVESTORS TRUST

Redmont Resolute Fund I

(the “Fund”)

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED AUGUST 31, 2013

The following is hereby added to the “Buying and Redeeming Shares” section in the Fund’s Prospectus at the end of the third paragraph of the sub-section “Buying Shares” found on page 24 thereof:

The Fund calculates the Net Asset Value (“NAV”) per share for each class of shares of the Fund at the end of each business day.  You may obtain the current NAV of Fund shares at no cost by calling (855) 268-2242 or by logging on to the Fund’s website at www.redmontfunds.com.

Please retain this supplement for future reference.

FINANCIAL INVESTORS TRUST

Redmont Resolute Fund II

(the “Fund”)

SUPPLEMENT DATED OCTOBER 21, 2013

TO THE PROSPECTUS DATED AUGUST 31, 2013

The following is hereby added to the “Buying and Redeeming Shares” section in the Fund’s Prospectus at the end of the third paragraph of the sub-section “Buying Shares” found on page 22 thereof:

The Fund calculates the Net Asset Value (“NAV”) per share for the Fund at the end of each business day.  You may obtain the current NAV of Fund shares at no cost by calling (855) 268-2242 or by logging on to the Fund’s website at www.redmontfunds.com.

Please retain this supplement for future reference.